Accounts receivable (Details 1) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	20,093
Provisional price	107
Variation	10.00%
Effect on revenue	$ 214
Copper [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	64
Provisional price	8,986
Variation	10.00%
Effect on revenue	$ 57